SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of revenues from external parties by geographic region
	Year ended December 31,
	2023	2024	2025
	in USD thousands
China	4,610	14,957	-
U.S.	190	13,983	1,180
	4,800	28,940	1,180